Organization and Basis of Presentation - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Jan. 09, 2024 $ / shares
Subsidiary Sale Of Stock [Line Items]
Date of incorporation	Oct. 02, 2020
Place of incorporation	DE
Accumulated deficit	$ 179,377	$ 143,566
Cash from operation	29,600
Cash and cash equivalents and short-term investments	18,400
Net loss	$ (35,811)	$ (22,665)
Common stock price per share | $ / shares	$ 0.0001	$ 0.0001
Common Stock [Member]
Subsidiary Sale Of Stock [Line Items]
Common stock price per share | $ / shares	$ 0.0001		$ 0.0001
Minimum | Common Stock [Member]
Subsidiary Sale Of Stock [Line Items]
Common shared Issused , Reverse Stock Split | shares	1,000,000,000
Maximum | Common Stock [Member]
Subsidiary Sale Of Stock [Line Items]
Common shared Issused , Reverse Stock Split | shares	40,000,000
Locust Walk Acquisition Corp [Member]
Subsidiary Sale Of Stock [Line Items]
Conversion of outstanding common and preferred shares into common shares	0.09657